Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments [Abstract]
Cash	$ 401.5	$ 463.4
Cash equivalents	113.7	93.8
Cash and cash equivalents	$ 515.2	$ 557.2	$ 545.3	$ 565.0